Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Summary of Inventories
	December 31,	December 31,
	2019	2018
Raw materials	$7,175	$5,428
Work in progress	-	3,740
Finished goods	357	2,860
	$7,532	$12,028